9. Property, Plant and Equipment, Net: Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Property, Plant and Equipment

	03/31/2018		03/31/2017

At cost
Leasehold improvement, furniture and office equipment		$179,198		$113,393

	$		$
Less: accumulated depreciation		(73,820)		(34,898)

Plant, machinery and equipment, net		$105,378		$78,495